SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City NJ 07311

201.324.6378
201.324.6364 Fax
edward.gizzi@aig.com

Edward J. Gizzi
Assistant General Counsel

July 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Seasons Series Trust (the “Registrant”)
Securities Act File No. 333-08653
Investment Company Act File No. 811-07725

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1.        the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment, would not have been different from that contained in the Amendment; and

2.        the Amendment, which is designated as Post-Effective Amendment No. 49 under the 1933 Act and the Investment Company Act of 1940, as amended, was filed electronically on July 25, 2018. Post-Effective Amendment No. 49 became effective on July 27, 2018 pursuant Rule 485(b) under the 1933 Act.

Should you have any questions or comments concerning the enclosed materials, please call the undersigned at

(201) 324-6378.

Very truly yours,

/s/EWARD J. GIZZI

Edward J. Gizzi

Enclosures

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP